Equity - Shares Authorized and Issued (Details) - Ordinary Shares - shares shares in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	450,000	450,000
Number of shares issued and fully paid (in shares)	295,353	245,721	244,211	126,100